Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Gross	$ 21,598	$ 13,807
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	418	117
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,285	4,046
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	184	219
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	142	177
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,237	1,563
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	965	362
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	15,252	7,238
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	115	85
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	21,974	14,090
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	418	117
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,593	4,219
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	184	219
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	142	177
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,299	1,666
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	965	362
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	15,252	7,238
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	121	92
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(376)	(283)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(308)	(173)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(62)	(103)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	$ (6)	$ (7)